7 Trade accounts receivable (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade Accounts Receivable
Trade accounts receivable billing period	Billing period is generally 30 days.
Trade accounts receivable	R$ 2,306,651	R$ 3,093,003